Expense Example	Dec. 31, 2025 USD ($)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,342
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,468
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,300
Bitwise Web3 ETF | Bitwise Web3 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Bitwise COIN Option Income Strategy ETF | Bitwise COIN Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Bitwise CRCL Option Income Strategy ETF | Bitwise CRCL Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Bitwise Ethereum Option Income Strategy ETF | Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Bitwise GME Option Income Strategy ETF | Bitwise GME Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Bitwise MARA Option Income Strategy ETF | Bitwise MARA Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Bitwise MSTR Option Income Strategy ETF | Bitwise MSTR Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Bitwise Bitcoin Standard Corporations ETF | Bitwise Bitcoin Standard Corporations ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Bitwise Crypto Industry Innovators ETF | Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Bitwise Bitcoin Option Income Strategy ETF | Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Bitwise BITQ Option Income Strategy ETF | Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	$ 309